Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Summary of Total Compensation of Key Management Personnel
Key management personnel

Total compensation	2024 $m	2023 $m	2022 $m

Short-term employment benefits	20.1	18.6	18.7

Contributions to defined contribution pension plans	0.4	0.5	0.5

Equity compensation benefits a	16.4	15.8	13.4

	36.9	34.9	32.6

a.	As measured in accordance with IFRS 2 ‘Share-based Payment’.

Summary of Related Party Disclosures for Associates and Joint Ventures	Associates and joint ventures

	2024 $m	2023 $m	2022 $m

Fee revenue	12	11	9

Amounts receivable (net)	41	19	10

Amounts payable	–	(10)	–